Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Federal	$ (13,854)	$ (936)	$ (7,437)
State	3,172	(2,063)	12,148
Total current income taxes	(10,682)	(2,999)	4,711
Federal	67,743	76,479	68,644
State	9,820	(4,369)	1,585
Total deferred income taxes	77,563	72,110	70,229
Total tax expense	$ 66,881	$ 69,111	$ 74,940	$ 63,626	$ 62,712